RBC FUNDS TRUST

RBC BlueBay Global High Yield Bond Fund (the “Fund”)

Supplement dated August 19, 2016 to the RBC BlueBay Global High Yield Bond Fund Prospectus and Statement of Additional Information (“SAI”) dated January 28, 2016

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective August 1, 2016 (the “Effective Date”), Anthony Robertson no longer serves as portfolio manager of the RBC BlueBay Global High Yield Bond Fund and Justin Jewell and Thomas Kreuzer assume the role of co-portfolio managers of the Fund. Accordingly, on the Effective Date, certain references to Mr. Robertson are replaced with references to Messrs. Jewell and Kreuzer.

The portfolio manager information in the section titled “Portfolio Manager“ on page 18 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Justin Jewell, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

•	Thomas Kreuzer, Senior Portfolio Manager of the Sub-Advisor, has been a portfolio manager of the Fund since 2016.

The reference to Anthony Robertson with respect to the Fund in the section titled “Portfolio Managers“ on page 59 of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

RBC BlueBay Global High Yield Bond Fund

Justin Jewell	Senior Portfolio Manager	2016	14	BSc Economics	BlueBay Asset Management LLP (2009 to present)

Thomas Kreuzer	Senior Portfolio Manager	2016	17	BA (cum laude)	BlueBay Asset Management LLP (2002 to present)

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The reference to “RBC BlueBay Global High Yield Bond Fund” is deleted from the information on Anthony Robertson and the following information is added to the “Other Accounts Managed” table on page 30 of the Fund’s SAI:

Justin Jewell*	RBC BlueBay Global High Yield Bond Fund	Separate Accounts
			8	3,075,086	3	614,291
		Pooled	6	2,173,222	0	0
		Registered	0	0	0	0
Thomas Kreuzer*	RBC BlueBay Global High Yield Bond Fund	Separate Accounts
			8	2,970,520	3	614,291
		Pooled	5	2,137,512	0	0
		Registered	0	0	0	0

* As of June 30, 2016.

The reference to Anthony Robertson with respect to the Fund in the section titled “PORTFOLIO MANAGERS HOLDINGS“ on page 31 of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

RBC BlueBay Global High Yield Bond Fund
Justin Jewell*	None
Thomas Kreuzer*	None

* As of June 30, 2016.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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